CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Non-cash changes on capital securities
Capital Securities	$ 3,075
Non-cash changes on capital securities
Capital Securities	3,055
Capital securities redeemed	(13)	$ (420)
Fair value changes	(4)
Foreign currency translation	3
Other	$ (6)